Subsequent events - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Oct. 11, 2023	Jul. 01, 2023	Aug. 07, 2023 AUD ($) shares	Aug. 07, 2023 USD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares | $					$ 12,972,000	$ 3,726,000	$ 28,109,000
Resignation of chairman [member]
Cash flows from (used in) financing activities [abstract]
Number of shares outstanding | shares			236,349,374	236,349,374
Proceeds from issue of shares			$ 1,540,918	$ 1,019,769
Fast Track Designation from US FDA for paxalisib [member] | Bottom of range [member]
Cash flows from (used in) financing activities [abstract]
Response rate for radiotherapy		20.00%
Fast Track Designation from US FDA for paxalisib [member] | Top of range [member]
Cash flows from (used in) financing activities [abstract]
Response rate for radiotherapy		40.00%
Delisting Of Shares [Member] | ASX [member]
Cash flows from (used in) financing activities [abstract]
Minimum notice period to be given to shareholders regarding delisting	1 month